UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: WCMA Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA
Government Securities Fund and Master Government Securities LLC, 40 East 52nd Street,
New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

WCMA Government Securities Fund
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Government Securities LLC	$ 440,586,195
Total Investments (Cost - $440,586,195) - 99.9%	440,586,195
Other Assets Less Liabilities - 0.1%	332,194
Net Assets - 100.0%	$ 440,918,389

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 440,586,195
Level 3	-
Total	$ 440,586,195

Master Government Securities LLC
Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Issue	(000)	Value
U.S. Treasury Obligations (a)
U.S. Treasury Bills, 0.075% - 0.20%, 7/09/09	$ 50,000	$ 49,998,438
U.S. Treasury Bills, 0.32%, 7/23/09	55,000	54,988,755
U.S. Treasury Bills, 0.345%, 7/30/09	14,000	13,995,975
U.S. Treasury Bills, 0.24% - 0.386%, 8/06/09	48,000	47,983,658
U.S. Treasury Bills, 0.171% - 0.495%, 8/20/09	53,325	53,300,210
U.S. Treasury Bills, 0.44%, 9/03/09	50,000	49,960,278
U.S. Treasury Bills, 0.185%, 9/10/09	40,000	39,985,200
U.S. Treasury Bills, 0.152%, 9/17/09	26,734	26,725,083
U.S. Treasury Bills, 0.20%, 10/08/09	25,000	24,986,111
U.S. Treasury Bills, 0.385% - 0.425%, 10/22/09	55,998	55,924,824
U.S. Treasury Bills, 0.266% - 0.635%, 11/19/09	29,000	28,949,196
U.S. Treasury Bills, 0.295%, 11/27/09	40,000	39,950,833
U.S. Treasury Bills, 0.705%, 12/17/09	15,000	14,950,063
U.S. Treasury Bills, 0.50%, 4/01/10	20,000	19,923,611
Total U.S. Treasury Obligations - 58.0%		521,622,235
Repurchase Agreements
Banc of America Securities LLC, 0.15%, 7/01/09 (Purchased on 6/24/09 to be repurchased at
$45,001,295, collateralized by GNMA, 4.50% - 6.00%, 9/20/38 to 6/15/39)	45,000	45,000,000
Citigroup Global Markets, Inc., 0.20%, 7/01/09 (Purchased on 6/24/09 to be repurchased at
$45,001,726, collateralized by GNMA, 3.875% - 11.00%, 9/15/09 to 6/15/39)	45,000	45,000,000
Credit Suisse Securities LLC, 0.13%, 7/02/09 (Purchased on 6/25/09 to be repurchased at
$47,001,172, collateralized by U.S. Treasury Inflation Index Bond, 1.625%, 1/15/15)	47,000	47,000,000
Deutsche Bank Securities, Inc., 0.20%, 7/01/09 (Purchased on 6/24/09 to be repurchased at
$45,001,726, collateralized by GNMA, 7.00%, 12/15/38 to 1/15/39)	45,000	45,000,000
HSBC Securities (USA), Inc., 0.01%, 7/01/09 (Purchased on 6/30/09 to be repurchased at
$40,000,011, collateralized by U.S. Treasury Bonds, 8.50% - 8.75%, 2/15/20 to 8/15/20, U.S.
Treasury Notes, 1.125% - 4.875%, 5/31/11 to 8/15/18, and U.S. Inflation Index Bond,
1.7501% - 3.625%, 4/15/11 to 4/15/28)	40,000	40,000,000
J.P. Morgan Securities Inc., 0.01%, 7/01/09 (Purchased on 6/30/09 to be repurchased at
$40,514,011, collateralized by U.S. Treasury Bill, 0.00%, 9/03/09)	40,514	40,514,000
Mizuho Securities USA Inc. 0.01%, 7/01/09 (Purchased on 6/30/09 to be repurchased at
$39,486,011, collateralized by U.S. Treasury Bill, 0.00%, 8/13/09)	39,486	39,486,000
RBS Securities, Inc., 0.20%, 7/01/09 (Purchased on 6/24/09 to be repurchased at $45,001,726,
collateralized by GNMA, 4.85% - 6.50%, 6/15/36 to 7/15/49)	45,000	45,000,000
UBS Securities LLC, 0.01%, 7/01/09 (Purchased on 6/30/09 to be repurchased at $37,476,010,
collateralized by U.S. Treasury Inflation Index Bond, 0.00% - 2.125%, 4/15/10 to 1/15/19)	37,476	37,476,000
Total Repurchase Agreements - 42.8%		384,476,000
Total Investments (Cost - $906,098,235* ) - 100.8%		906,098,235
Liabilities in Excess of Other Assets - (0.8)%		(6,839,164)
Net Assets - 100.0%	$ 899,259,071
* Cost for federal income tax purposes.
(a) Rates shown are the discount rates or range of discount rates paid at the time of purchase.

1

Master Government Securities LLC

Schedule of Investments June 30, 2009

• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2**	$ 906,098,235
Level 3	-
Total	$ 906,098,235

** See above Schedule of Investments for values in each security type classification.

2

Item 2 – Controls and Procedures

2(a) – The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Government Securities Fund and Master Government Securities LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: August 21, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Government Securities Fund and Master Government Securities LLC

Date: August 21, 2009